Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash and cash equivalents	$ 0		$ 0	$ 0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits, Income tax penalties and interest accrued	0		0	0
Tax provision	0			0
Cash, FDIC insured amount	250,000			250,000
Deferred under writing fees payable	0	$ 8,050,000	0	8,050,000
Fair value of founder shares in excess attributable to anchor investor	$ 0	$ 10,402,810	$ 0	$ 10,402,810
Period to exercise warrants after business combination	30 days			30 days
IPO [Member]
Deferred offering costs	$ 23,807,600			$ 23,807,600
Underwriting Fees	4,600,000			4,600,000
Deferred under writing fees payable	8,050,000			8,050,000
Fair value of founder shares in excess attributable to anchor investor	10,402,810			10,402,810
Other offering costs	$ 754,790			$ 754,790
Common Class A [Member]
Class of warrant or right, Number of securities called by warrants or rights	11,500,000			11,500,000